DEBT - Schedule of Repayment of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 78,585
2020	229,592
2021	768,568
2022	57,431
2023	12,816
2024 and thereafter	136,108
Total debt	1,283,100	$ 1,387,584
Less: deferred finance charges	(10,750)	(16,600)
Total debt, net deferred finance charges	$ 1,272,350	$ 1,371,034